Net (Loss)/Profit Per Share - Summary of Net Loss Available To Ordinary Shareholders By The Weighted Average Number of Ordinary Shares Outstanding (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/ profit for the period attributable to Waterdrop Inc.	¥ 607,717	$ 88,110	¥ (1,574,080)	¥ (663,869)
Deemed dividend | ¥	0		0	(158,243)
Change in redemption value in preferred shares | ¥	0		(152,287)	(285,668)
Net (loss)/profit attributable to ordinary shareholders for computing basic net (loss)/profit per ordinary shares	607,717	$ 88,110	(1,726,367)	(1,107,780)
Net (loss)/profit attributable to ordinary shareholders for computing diluted net (loss)/profit per ordinary shares | ¥	¥ 607,717		¥ (1,726,367)	¥ (1,107,780)
Denominator:
Net (loss)/profit per ordinary share attributable to ordinary shareholders basic | (per share)	¥ 0.15	$ 0.02	¥ (0.58)	¥ (0.94)
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	3,921,388,720	3,921,388,720	2,990,507,749	1,174,583,516
Effect of Potentially Diluted Share Options	84,176,378	84,176,378	0	0
Effect of potentially diluted restricted share units	16,902,062	16,902,062	0	0
Weighted average ordinary shares outstanding used in computing diluted net (loss)/profit per ordinary shares	4,022,467,160	4,022,467,160	2,990,507,749	1,174,583,516
Net (loss)/profit per ordinary share attributable to ordinary shareholders diluted | (per share)	¥ 0.15	$ 0.02	¥ (0.58)	¥ (0.94)